S000004349 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	299 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
Cohen & Steers Realty Majors Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.27%	5.10%	5.19%
iShares Select U.S. REIT ETF
Prospectus [Line Items]
Average Annual Return, Percent	1.94%	4.74%	4.83%
Performance Inception Date				Jan. 29, 2001
iShares Select U.S. REIT ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.98%	3.83%	3.73%
iShares Select U.S. REIT ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.36%	3.39%	3.34%